Leases - Recognition of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	$ 24,451
Depreciation	(3,287)	$ (6,428)	$ (8,650)
Right-of-use assets, Ending balance	20,496	24,451
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	24,451	28,451
Additions / changes in estimates	239	2,603
Foreign currency translation	(33)	(175)
Divestments	(874)
Depreciation	(3,287)	(6,428)
Right-of-use assets, Ending balance	$ 20,496	$ 24,451	$ 28,451